18. RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related-party Balances And Transactions
RELATED-PARTY BALANCES AND TRANSACTIONS

18.a) Transactions with Holding Companies

Vicunha Siderurgia S.A. is the Company’s main shareholder, with 49.21% of the voting shares.

Also integrating the Company’s control block are Rio Iaco Participações S.A., CFL Participações S.A. and Vicunha Têxtil, which hold interest in CSN’s voting capital of 4.29%, 0.29% and 0.36%, respectively.

Vicunha steel’s corporate structure is as follows:

Vicunha Steel S.A. – holds 67.92% of Vicunha Aços S.A.

CFL Participações S.A. – holds 12.82% of National Steel S.A. and holds 40% of Vicunha Steel S.A.

Rio Purus Participações S.A. – holds 19.24% of Vicunha Aços S.A. and holds 60% of Vicunha Steel S.A.

18.b) Transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties

·       By transaction – Assets and Liabilities

	Consolidated
	Current		Non-Current		Total
	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Assets
Trade receivables (note 5)	115,388	129,837			115,388	129,837
Dividends receivable (note 5)	41,528	37,679			41,528	37,679
Actuarial asset (note 7)			111,281	119,854	111,281	119,854
Short-term investments/Investments	53	315,319			53	315,319
Loans (note 7)	2,441		554,694	479,960	557,135	479,960
Other receivables (note 7)	3,577	5,768	30,770	32,020	34,347	37,788
	162,987	488,603	696,745	631,834	859,732	1,120,437
Liabilities
Other payables (Note 13)
Accounts payable	57,008	10,927			57,008	10,927
Trade payables	81,063	50,623			81,063	50,623
Actuarial liabilities			41,937	28,004	41,937	28,004
	138,071	61,550	41,937	28,004	180,008	89,554

By transaction – Statement of Income

	12/31/2017	12/31/2016	12/31/2015
Revenues
Sales	880,145	878,992	725,285
Interest (Note 24)	61,549	60,964	65,084
Expenses
Purchases	(1,176,930)	(1,099,851)	(1,103,428)
Interest (Note 24)		(3,185)	(1,333)
Foreign exchange and monetary variation, net		(18,398)
	(235,236)	(181,478)	(314,392)

·       By company - Assets and Liabilities

						Consolidated
		Assets			Liabilities
	Current	Non-current	Total	Current	Non-current	Total

Joint-venture and Joint-operation
Itá Energética S.A.				2,741		2,741
MRS Logística S.A.	40,828		40,828	100,749		100,749
CBSI - Companhia Brasileira de Serviços e	714		714	23,874		23,874
Infraestrutura
Transnordestina Logística S.A (1)	248	554,694	554,942	3,245		3,245
	41,790	554,694	596,484	130,609		130,609
Other related parties
CBS Previdência		111,281	111,281		41,937	41,937
Fundação CSN	1,829		1,829	518		518
Banco Fibra (2)	53		53
Usiminas				410		410
Panatlântica (3)	109,565	1,750	111,315	6,534		6,534
Ibis Participações e Serviços
Partifib Projetos Imobiliários	100		100
Vicunha Imóveis Ltda.
Vicunha Serviços Ltda.
	111,547	113,031	224,578	7,462	41,937	49,399
Associates
Arvedi Metalfer do Brasil S.A.	9,650	29,020	38,670
Total at 12/31/2017	162,987	696,745	859,732	138,071	41,937	180,008
Total at 12/31/2016	488,603	631,834	1,120,437	61,550	28,004	89,554

·       By company - Statement of Income

				12/31/2017					12/31/2016				12/31/2015
	Sales	Purchases	Finance income and costs, net	Total	Sales	Purchases	Finance income and costs, net	Foreign exchange and monetary variation, net	Total	Sales	Purchases	Finance income and costs, net	Total
Joint ventures and Joint Operation
Nacional Minérios S,A, (2)										113,563	(198,378)	6,424	(78,391)
Itá Energética S.A		(32,275)		(32,275)		(32,363)			(32,363)
MRS Logística S,A,		(934,279)		(934,279)		(903,030)			(903,030)		(725,710)		(725,710)
CBSI - Companhia Brasileira de Serviços e Infraestrutura	55	(150,758)		(150,703)	18	(138,374)			(138,356)	48	(166,945)		(166,897)
Transnordestina Logística S,A (3)	2,549	(7,916)	53,261	47,894	5,039	(8,505)	55,758		52,292			23,380	23,380
	2,604	(1,125,228)	53,261	(1,069,363)	5,057	(1,082,272)	55,758		(1,021,457)	113,611	(1,091,033)	29,804	(947,618)
Other related parties
CBS Previdência
Fundação CSN	13	(1,118)		(1,105)		(4,045)			(4,045)		(2,152)	3	(2,149)
Banco Fibra (2)			6,290	6,290			(844)	(18,398)	(19,242)			15,592	15,592
Usiminas		(427)		(427)	17,027	(6,026)			11,001	12,289	(1,230)		11,059
Panatlântica (3)	872,047	(43,949)		828,098	779,503				779,503	597,998			597,998
Ibis Participações e Serviços		(5,915)		(5,915)	47	(7,370)			(7,323)		(4,324)		(4,324)
Taquari Participações S,A											(130)		(130)
Partfib Projetos Imobiliários	2,821			2,821	3,082				3,082
Vicunha Imóveis Ltda.		(232)		(232)
Vicunha Serviços Ltda.		(61)		(61)
	874,881	(51,702)	6,290	829,469	799,659	(17,441)	(844)	(18,398)	762,976	610,287	(7,836)	15,595	618,046
Associates
Arvedi Metalfer do Brasil S,A,	2,660		1,998	4,658	31,026		2,995		34,021	1,387		2,465	3,852

Discontinued Operation
Cia Metalic Nordeste					43,250	(138)	(130)		42,982	61,684	(951)		60,733
Total	880,145	(1,176,930)	61,549	(235,236)	878,992	(1,099,851)	57,779	(18,398)	(181,478)	786,969	(1,099,820)	47,864	(264,987)

(1) Transnordestina Logística S.A: Assets: Refers mainly to contracts in R$: interest equivalent to 102.0% and 115.0% of CDI. On December 31, 2017, the borrowings carrying amounts totaled to R$507,009 (R$459,762 as of December 31, 2016).
(2) Banco Fibra S.A: Assets: Refers to financial investments in CDB and Time deposit – at market rate
(3) Panatlantica:Receivables from the sale of steel products.

18.c) Other unconsolidated related parties

·       CBS Previdência

The Company is the main sponsor of this non-profit entity established in July 1960, primarily engaged in the payment of benefits that supplement the official government Social Security benefits to participants. In its capacity as sponsor, CSN carries out transactions involving the payment of contributions and recognition of actuarial liabilities calculated in defined benefit plans.

·       Fundação CSN

The Company develops socially responsible policies concentrated today in Fundação CSN, of which it is the founding. The transactions between the parties relate to the operating and financial support for Fundação CSN to carry out the social projects undertaken mainly in the locations where the Company operates.

·       Ibis Participações e Serviços Ltda, Ibis Agraria e Partifib Projetos Imobiliários

These companies are under the control of a member of the Company's management.

·       Banco Fibra

Banco Fibra is under the control structure of Vicunha Aços S.A., a direct owner of the Company and the financial transactions carried out with this bank are limited to movements in checking accounts and financial investments in fixed-income securities.

·       Taquari Asset

Belonging to the Vicunha Group, Taquari Asset is the company responsible for managing the third-party funds, funds and / or portfolios.

·       Companies under control of one of the Company’s Board member

·         Ibis Participações e Serviços Ltd.

·         Ibis Agrária Ltd.

·         Partifib Projetos Imobiliários Ltd.

·         Vicunha Imóveis Ltd.

·         Vicunha Serviços Ltd.

18.d) Key management personnel

The key management personnel with authority and responsibility for planning, directing and controlling the Company’s activities, include the members of the Board of Directors and statutory directors. The following is information on the compensation of such personnel and the related balances as of December 31, 2017.

	12/31/2017	12/31/2016	12/31/2015
	Statement of Income
Short-term benefits for employees and officers	39,721	71,852	47,578
Post-employment benefits	110	306	311
	39,831	72,158	47,889

The remuneration of key management personnel in 2016 includes payments of contracts with executives that were linked to parameters that were achieved mainly in the first quarter 2016.